Accounts Receivable, net (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of accounts receivable
Accounts receivables	$ 119,010,218	$ 68,891,244
Less : allowance for doubtful accounts	(604,217)	(226,936)	(144,397)
Accounts Receivable, net	$ 118,406,001	$ 68,664,308